Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2025
Computers and software [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	33.00%
Electronic and laboratory equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	10.00%
Electronic and laboratory equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	33.00%
Furniture and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	7.00%
Production equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	20.00%
Production equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	50.00%